Assets Held for Sale - Schedule of Assets Held for Sale (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Assets held for sale	$ 77.5	$ 21.1
O3 Mining Inc
Disclosure of transactions between related parties [line items]
Assets held for sale	0.0	21.1
Royalty Portfolio
Disclosure of transactions between related parties [line items]
Assets held for sale	$ 77.5	$ 0.0